Vessels (Tables)	12 Months Ended
Dec. 31, 2014
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	26,676	-	26,676
- Acquisition, improvements and other vessel costs	144,544	-	144,544
- Depreciation for the year	-	(61,983)	(61,983)
Balance, December 31, 2013	$1,686,590	$(366,215)	$1,320,375

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	62,588	-	62,588
- Acquisitions, improvements and other vessel costs	58,476	-	58,476
- Depreciation for the year	-	(68,306)	(68,306)
Balance, December 31, 2014	$1,807,654	$(434,521)	$1,373,133